Financial Instruments and Financial Risk Management - Summary of Carrying Amount of Interest-bearing Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 2,402,881	$ 1,884,182	$ 1,315,757
Fixed Rate Instruments
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 2,402,881	$ 1,884,182